Schedule of Assets	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Schedule of Assets
Schedule of Assets

EIN 36-3143493

Plan #003

Old Second Bancorp, Inc. Employees’

401(k) Savings Plan and Trust

Schedule H, Line 4i – Schedule of Assets

(Held at End of Year)

EIN #36-3143493 Plan #003

December 31, 2025
	Units/	Current
Identity of Issuer/Description	Shares	Value

Money Market Account
Schwab Retirement Value Advantage Money Fund*	402	$402

Common/Collective Trust Funds
The Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans
Diversified Equity Portfolio*	61,982	12,269,037
Bond Fund*	28,214	6,225,407
Strategic Dividend Fund*	157,261	5,531,072
Balanced Fund*	267,292	10,702,191

Common/Collective Trust Fund, Stable Value
Federated Capital Preservation Trust Fund	567,316	5,673,161

Registered Investment Companies
American Century Mid Cap Value CL R6	16,545	244,865
American Funds New World R6	14,501	1,351,084
Dodge & Cox Stock Fund	402,971	6,685,290
Federated Ultra Short DB FD Inst SH	83,411	777,387
Fidelity Mid Cap Index	63,919	2,360,517
JPMorgan Small Cap Growth Fund R6	30,329	681,785
MFS Intl Growth CL R6	4,605	218,633
Metropolitan West Total Return BD PL	368,819	3,171,842
Neuberger Berman Mid Cap Growth Inst	245,867	3,604,410
Schwab Small Cap Index*	72,247	2,876,872
T. Rowe Price Intl Value Eqty FD 1	13,552	318,876
T. Rowe Price All-Cap Opportunities	116,021	9,161,002
T. Rowe Price Retirement 2020 I	24,268	478,072
T. Rowe Price Retirement 2030 I	116,344	3,223,884
T. Rowe Price Retirement 2040 I	116,289	3,998,018
T. Rowe Price Retirement 2050 I	142,935	3,091,677
T. Rowe Price Retirement 2060 I	81,078	1,540,488
Vanguard 500 Index Fund	22,486	14,207,770
Vanguard Developed Markets Index	299,962	6,020,229
Vanguard Small Cap Value Index Admi	6,399	582,442

Company Stock
Old Second Bancorp, Inc. common stock*	645,509	12,587,426

Notes receivable from participants*, interest rates of 3.25% to 10.50%		2,149,602
Total		$119,733,441

*Represents a party-in-interest to the Plan.
Cost information is not applicable as the Plan is participant directed.